Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of common shares issued and outstanding
(a) No par value common shares issued

	Number of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2018	579,115	3,035.2
Issuance of common shares(1)	93,750	106.7
Issuance of common shares under First Nations agreements	3,077	2.6
Exercise of options and vested performance share units	15	—
Balance at December 31, 2019	675,957	3,144.5
Issuance of common shares under First Nations agreements	350	0.7
Issuance of flow through shares(2)	3,824	8.6
Exercise of options and vested performance share units	119	0.2
Balance at December 31, 2020	680,250	3,154.0
1.In August 2019, New Gold Inc. closed its offering of common shares of the Company with a syndicate of underwriters. An aggregate of 93,750,000 Common Shares were issued by the Company at a price of C$1.60 per share for net proceeds of $106.7 million (gross proceeds of C$150.0 million less equity issuance costs).
2.In December 2020, the Company closed a flow-through financing to fund exploration drilling programs at Rainy River and New Afton. The shares qualify as flow-through shares for Canadian tax purposes. An aggregate of 3,824,000 Common Shares were issued by the Company at a price of C$3.40 per share for net proceeds of $10.2 million (gross proceeds less equity issuance costs). The premium of $1.6 million related to the difference between the issue price and the share price on the date of close and was recognized in trade and other payables as at December 31, 2020 and will be recognized in deferred income tax as related tax benefits are renounced.

Schedule of share-based payment arrangements
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
SHARE-BASED PAYMENT EXPENSES
Stock option expense	0.8	0.5
Performance share unit expense	1.4	0.3
Restricted share unit expense(1)	8.4	1.1
Deferred share unit expense	3.6	0.8
Shares issued under First Nations agreements(1)	1.2	—
Total share-based payment expenses	15.4	2.7
1. For the year ended December 31, 2020 $7.8 million of share based expenses were recognized in operating expenses (2019 – $1.0 million).

Schedule of number and weighted average exercise prices of share options
The following table presents changes in the Company’s stock option plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY'S STOCK OPTION PLAN
Balance at December 31, 2018	8,628	4.39
Granted	2,360	1.12
Forfeited	(1,417)	3.58
Expired	(3,993)	5.01
Balance at December 31, 2019	5,578	2.81
Granted	2,329	1.20
Exercised	(32)	1.17
Forfeited	(677)	4.06
Expired	(2,363)	3.45
Balance at December 31, 2020	4,835	1.59

Schedule of earnings per share
The following table sets out the calculation of loss per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2020	2019
CALCULATION OF LOSS PER SHARE
Net loss	(79.3)	(73.5)
Basic weighted average number of shares outstanding (in millions)	676.3	611.1
Dilution of securities:
Stock options	—	—
Diluted weighted average number of shares outstanding (in millions)	676.3	611.1
Net loss per share:
Basic	(0.12)	(0.12)
Diluted	(0.12)	(0.12)

Schedule of antidilutive securities excluded from computation of earnings per share
The following table lists the equity securities excluded from the calculation of diluted loss per share. All stock options are excluded from the calculation when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2020	2019
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED EARNINGS PER SHARE
Stock options	4.8	5.6